Business Combinations and Acquisition of Non-controlling Interests - Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | Customer List [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | Educational system [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | Trademark [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
NS Educacao Ltda. [member] | Customer List [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
NS Educacao Ltda. [member] | Educational system [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
NS Educacao Ltda. [member] | Trademark [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
NS Educacao Ltda. [member] | Non compete agreement [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	With-and-without method The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
SAE Digital S.A. [member] | Customer List [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
SAE Digital S.A. [member] | Educational system [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
SAE Digital S.A. [member] | Trademark [member]
Disclosure of fair value measurement of assets [line items]
Valuation technique	Relief-from-royalties method The relief-from-royalties method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.